Securities Act Registration No. 333-179594

Investment Company Act Registration No. 811-22669

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☐

Pre-Effective Amendment No. ◻

Post-Effective Amendment No. 18 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ◻

Amendment No. 21 ☒

(Check appropriate box or boxes.)

AMERICAFIRST QUANTITATIVE FUNDS

(Exact Name of Registrant as Specified in Charter)

8150 Sierra College Boulevard

Suite 290

Roseville, CA 95661-9417

(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (916) 787-9940

80 Arkay Drive

Hauppauge, NY 11788

(Name and Address of Agent for Service)

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)

◻ On (date) pursuant to paragraph (b)

◻ 60 days after filing pursuant to paragraph (a)(1)

◻ On (date) pursuant to paragraph (a)(1)

◻ 75 days after filing pursuant to paragraph (a)(2)

◻ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

◻ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the city of Hauppauge and the State of New York on the 15th day of November, 2016.

AMERICAFIRST QUANTITATIVE FUNDS

By: /s/ Andrew Rogers

Name: Andrew Rogers

Title: Treasurer and Principal Financial Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE	TITLE	DATE

* Rick Gonsalves	Trustee	November 15 , 2016
Rick Gonsalves

* Michael Dencavage	Trustee	November 15, 2016
Michael Dencavage

* Michael Gunning	Trustee	November 15 , 2016
Michael Gunning

/s/ Andrew Rogers Andrew Rogers	President and Principal Executive Officer	November 15 , 2016

*/s/ Jim Colantino Jim Colantino	Treasurer and Principal Financial Officer	November 15 , 2016

/s/ Andrew Rogers		November 15, 2016
* By: Andrew Rogers,
Attorney-in-fact pursuant to Powers of Attorney

INDEX OF EXHIBITS

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase